Long-term debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Long-term debt
Senior	SFr 133,056	SFr 108,667
Subordinated	26,285	41,667
Non-recourse liabilities from consolidated VIEs	1,746	1,671
Long-term debt	161,087	152,005
of which reported at fair value	70,976	70,331
Structured notes
Long-term debt
Long-term debt	47,039	49,435
Bank
Long-term debt
Senior	94,768	88,307
Subordinated	63,765	61,022
Non-recourse liabilities from consolidated VIEs	1,746	1,671
Long-term debt	160,279	151,000
of which reported at fair value	70,243	69,406
Bank | Structured notes
Long-term debt
Long-term debt	SFr 47,039	SFr 49,435